Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Administrative Expense [Abstract]
Labor	$ 1,690,420	$ 2,193,120	$ 1,600,380
Audit fee	138,870	122,908	216,281
Professional fee	18,517	69,639	77,754
Design fee	372,192	648,632	937,478
Depreciation and amortization charges	685,253	1,185,257	1,149,455
Bank charges	2,815	8,130	18,352
Rental	73,021	75,907	74,668
Travelling and entertainment	17,439	2,662	107,566
Others	479,731	600,765	697,463
Total	$ 3,478,258	$ 4,907,020	$ 4,879,397